Subsequent Event STOCK COMPENSATION MATTERS AND EXECUTIVE SEVERANCE (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	2 Months Ended	12 Months Ended
	Feb. 27, 2015	Dec. 31, 2012	Dec. 31, 2014
Subsequent Event [Line Items]
Stock compensation amount paid out in January and February 2015 related to change in control.	$ 37
Share Price			$ 14.50
Executive severance	$ 7	$ 11